RELATED PARTY TRANSACTIONS AND BALANCES - Related party transactions (Details) ¥ in Thousands, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Jun. 30, 2021 USD ($)	Feb. 05, 2021 USD ($)
Related Party Transaction [Line Items]
Repayment of related party loan	¥ (4,515)	$ (699)
Short-term Debt	11,674		¥ 8,232	$ 1,808	$ 2,000
Anpac Beijing
Related Party Transaction [Line Items]
Revenue rendered			1
Anpac Beijing | Consulting service
Related Party Transaction [Line Items]
Related party expense	525	81	888
Jiangsu Anpac
Related Party Transaction [Line Items]
Revenue rendered	115	18	32
Jiangsu Anpac | Consulting service
Related Party Transaction [Line Items]
Related party expense	129	20
Anpai
Related Party Transaction [Line Items]
Revenue rendered	1		549
Shanghai Muqing jiahe | Rent received
Related Party Transaction [Line Items]
Revenue rendered	158	24	126
Zhijun
Related Party Transaction [Line Items]
Repayment of related party loan			(17,752)
Jiaxing Zhijun
Related Party Transaction [Line Items]
Interest expense	1,779	276	1,694
CRS
Related Party Transaction [Line Items]
Loan from related party			2,108
Repayment of loan	3,648	$ 565
Short-term bank and other borrowings
Related Party Transaction [Line Items]
Short-term Debt	¥ 6,000		¥ 6,000	$ 929